ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
NOTE A - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Boston Capital Tax Credit Fund IV L.P. (the Partnership or Fund) was organized under the laws of the State of Delaware as of October 5, 1993, for the purpose of acquiring, holding, and disposing of limited partnership interests in operating limited partnerships which acquire, develop, rehabilitate, operate and own newly-constructed, existing or rehabilitated apartment complexes which qualify for the Low-Income Housing Tax Credit established by the Tax Reform Act of 1986. Accordingly, the apartment complexes are restricted as to rent charges and operating methods. Certain of the apartment complexes may also qualify for the Historic Rehabilitation Tax Credit for their rehabilitation of certified historic structures and are subject to the provisions of the Internal Revenue Code relating to the Rehabilitation Investment Credit. The general partner of the fund is Boston Capital Associates IV L.P. and the limited partner is BCTC IV Assignor Corp. (the assignor limited partner).

In accordance with the limited partnership agreement, profits, losses, and cash flow (subject to certain priority allocations and distributions) and tax credits are allocated 99% to the assignees and 1% to the general partner.

Pursuant to the Securities Act of 1933, the fund filed a Form S-11 Registration Statement with the Securities and Exchange Commission, effective December 16, 1993, which covered the offering (the Public Offering) of the beneficial assignee certificates (BACs) representing assignments of units of the beneficial interest of the limited partnership interest of the assignor limited partner. The fund has registered 101,500,000 BACs at $10 per BAC for sale to the public in one or more series. BACs sold in bulk are offered to investors at a reduced cost per BAC.

The BACs issued and outstanding in each series as of March 31, 2015 and 2014 are as follows:

	Issued		Outstanding
	2015	2014	2015	2014

Series 20	3,866,700	3,866,700	3,857,700	3,864,700
Series 21	1,892,700	1,892,700	1,888,200	1,888,200
Series 22	2,564,400	2,564,400	2,560,800	2,561,400
Series 23	3,336,727	3,336,727	3,333,227	3,336,227
Series 24	2,169,878	2,169,878	2,162,378	2,168,878
Series 25	3,026,109	3,026,109	3,024,509	3,025,609
Series 26	3,995,900	3,995,900	3,990,700	3,995,200
Series 27	2,460,700	2,460,700	2,459,700	2,460,700
Series 28	4,000,738	4,000,738	3,998,738	3,999,738
Series 29	3,991,800	3,991,800	3,989,500	3,991,300
Series 30	2,651,000	2,651,000	2,643,000	2,651,000
Series 31	4,417,857	4,417,857	4,409,757	4,415,757
Series 32	4,754,198	4,754,198	4,748,198	4,751,198
Series 33	2,636,533	2,636,533	2,635,533	2,635,533
Series 34	3,529,319	3,529,319	3,523,219	3,528,319
Series 35	3,300,463	3,300,463	3,295,763	3,298,763
Series 36	2,106,838	2,106,838	2,102,504	2,104,504
Series 37	2,512,500	2,512,500	2,512,500	2,512,500
Series 38	2,543,100	2,543,100	2,543,100	2,543,100
Series 39	2,292,151	2,292,151	2,291,151	2,292,151
Series 40	2,630,256	2,630,256	2,628,756	2,630,256
Series 41	2,891,626	2,891,626	2,891,626	2,891,626
Series 42	2,744,262	2,744,262	2,744,262	2,744,262
Series 43	3,637,987	3,637,987	3,637,987	3,637,987
Series 44	2,701,973	2,701,973	2,701,973	2,701,973
Series 45	4,014,367	4,014,367	4,014,367	4,014,367
Series 46	2,980,998	2,980,998	2,979,998	2,980,998

	83,651,080	83,651,080	83,569,146	83,626,246

Investments in Operating Limited Partnerships

The Fund accounts for its investments in operating limited partnerships using the equity method, whereby the Fund adjusts its investment cost for its share of each operating limited partnership’s results of operations and for any distributions received or accrued. However, the Fund recognizes the individual operating limited partnership’s losses only to the extent that the Fund’s share of losses from the operating limited partnerships does not exceed the carrying amount of its investment and its advances to operating limited partnerships. Unrecognized losses are suspended and offset against future individual operating limited partnership income.

After the investment account is reduced to zero, receivables due from the operating limited partnerships are decreased by the partnership’s share of losses and, accordingly, a valuation allowance is recorded against the receivables. Accordingly, the Fund recorded a valuation allowance of $709,402 and $571,985 as of March 31, 2015 and 2014, respectively.

The Fund reviews its investment in operating limited partnerships for impairment whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the investment to the sum of the total amount of the remaining tax credits and the estimated residual value of the investment. The Fund also evaluates its intangibles for impairment in connection with its investments in operating limited partnerships. Impairment losses have been recognized for the years ended March 31, 2015 and 2014 of $2,593,629 and $7,116,275, respectively.

Capital contributions to operating limited partnerships are adjusted by tax credit adjusters. Tax credit adjusters are defined as adjustments to operating limited partnership capital contributions due to reductions in actual tax credits from those originally projected. The Fund records tax credit adjusters as a reduction in investments in operating limited partnerships and capital contributions payable.

The operating limited partnerships maintain their financial statements based on a calendar year and the fund utilizes a March 31 year end. The Fund records losses and income from the operating limited partnerships on a calendar year basis which is not materially different from losses and income generated if the operating limited partnerships utilized a March 31 year end.

The Fund records capital contributions payable to the operating limited partnerships once there is a binding obligation to fund a specified amount. The operating limited partnerships record capital contributions from the fund when received.

Prior to January 1, 1999, the Fund recorded acquisition costs as an increase in its investments in operating limited partnerships. These costs were amortized by the operating limited partnerships over 27.5 years on the straight-line method. Certain operating limited partnerships have not recorded the acquisition costs as a capital contribution from the fund. These differences are shown as reconciling items in note C. As of January 1, 1999, the Fund records acquisition costs incurred after January 1, 1999 as deferred acquisition costs. These costs are amortized on the straight-line method.

In accordance with the accounting guidance for the consolidation of variable interest entities, the Fund determines when it should include the assets, liabilities, and activities of a variable interest entity (VIE) in its financial statements, and when it should disclose information about its relationship with a VIE. A VIE is a legal structure used to conduct activities or hold assets, which must be consolidated by a company if it is the primary beneficiary because it has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party is required to consolidate the VIE.

The Fund determines whether an entity is a VIE and whether it is the primary beneficiary at the date of initial involvement with the entity. The Fund reassesses whether it is the primary beneficiary of a VIE on an ongoing basis based on changes in facts and circumstances. In determining whether it is the primary beneficiary, the Partnership considers the purpose and activities of the VIE, including the variability and related risks the VIE incurs and transfers to other entities and their related parties. These factors are considered in determining whether the Fund has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance and whether the Fund also has the obligation to absorb losses of or receive benefits from the VIE that could be potentially significant to the VIE. If the Fund determines that it is the primary beneficiary of the VIE, the VIE is consolidated within the Partnership’s financial statements.

Based on this guidance, the operating limited partnerships in which the Fund invests meet the definition of a VIE. However, management does not consolidate the Fund’s interests in these VIEs under this guidance, as it is not considered to be the primary beneficiary. The Fund currently records the amount of its investment in these operating limited partnerships as an asset on its balance sheets, recognizes its share of the operating limited partnership income or losses in the statements of operations, and discloses how it accounts for material types of these investments in its financial statements. The Fund’s balance in investment in operating limited partnerships, advances to operating limited partnerships, plus the risk of recapture of tax credits previously recognized on these investments, represents its maximum exposure to loss. The Fund’s exposure to loss on these operating limited partnerships is mitigated by the condition and financial performance of the underlying properties as well as the strength of the operating limited partnerships' general partners and their guarantee against credit recapture.

Recent Accounting Pronouncement

In February, 2015, the FASB issued ASU No. 2015-02, “Consolidation (Topic 810): Amendments to the Consolidation Analysis”. This will improve certain areas of consolidation guidance for reporting organizations that are required to evaluate whether to consolidate certain legal entities such as limited partnerships, limited liability corporations, and securitization structures. ASU 2015-02 simplified and improves GAAP by: eliminating the presumption that a general partner should consolidate a limited partnership, eliminating the indefinite deferral of FASB Statement No. 167, thereby reducing the number of Variable Interest Entity (VIE) consolidation models from four to two (including the limited partnership consolidation model), and clarifying when fees paid to a decision maker should be a factor to include in the consolidation of VIEs. ASU 2015-02 will be effective for periods beginning after December 15, 2015. The Fund is currently evaluating the potential impact of the adoption of this guidance on its financial statements.

Deferred Acquisition Costs

Acquisition costs were amortized on the straight-line method over 27.5 years. As of March 31, 2015 and 2014, an impairment loss of $133,584 and $1,139,623, respectively, was recorded and the lives of the remaining acquisition costs were reassessed.

Accumulated amortization as of March 31, 2015 and 2014, as well as the March 31, 2015 and 2014 impairments and the remaining lives are as follows:

	Accumulated Amortization	Accumulated Amortization	Acquisition Costs Impairment	Acquisition Costs Impairment	Remaining Life Acquistion Costs
	2015	2014	2015	2014	Years
Series 20	$-	$-	$-	$-	-
Series 21	-	-	-	-	-
Series 22	-	-	-	-	-
Series 23	-	-	-	-	-
Series 24	-	-	-	-	-
Series 25	-	-	-	-	-
Series 26	-	-	-	-	-
Series 27	-	-	-	-	-
Series 28	-	-	-	-	-
Series 29	-	-	-	-	-
Series 30	-	-	-	-	-
Series 31	-	-	-	-	-
Series 32	-	-	-	-	-
Series 33	-	-	-	-	-
Series 34	-	-	-	-	-
Series 35	-	-	-	-	-
Series 36	-	-	-	-	-
Series 37	-	-	-	-	-
Series 38	-	-	-	-	-
Series 39	-	-	-	-	-
Series 40	-	-	-	-	-
Series 41	-	-	-	-	-
Series 42	-	-	-	207,482	-
Series 43	-	133,584	133,584	-	-
Series 44	-	-	-	848,390	-
Series 45	-	-	-	53,446	-
Series 46	-	-	-	30,305	-

	$-	$133,584	$133,584	$1,139,623

Income Taxes

The Fund has elected to be treated as a pass-through entity for income tax purposes and, as such, is not subject to income taxes. Rather, all items of taxable income, deductions and tax credits are passed through to and are reported by its owners on their respective income tax returns. The funds’s federal tax status as a pass-through entity is based on its legal status as a partnership. Accordingly, the Fund is not required to take any tax positions in order to qualify as a pass-through entity. The Fund is required to file and does file tax returns with the Internal Revenue Service and other taxing authorities. Accordingly, these financial statements do not reflect a provision for income taxes and the Fund has no other tax positions which must be considered for disclosure. Income tax returns filed by the Fund are subject to examination by the Internal Revenue Service for a period of three years. While no income tax returns are currently being examined by the Internal Revenue Service, tax years since 2011 remain open.

Cash and Cash Equivalents

Cash equivalents include money market accounts having original maturities at date of acquisition of three months or less. The carrying value approximates fair value because of the short maturity of these instruments.

Fiscal Year

For financial reporting purposes, the fund uses a March 31 year end, whereas for income tax reporting purposes, the fund uses a calendar year. The operating limited partnerships use a calendar year for both financial and income tax reporting.

Net Loss Per Beneficial Assignee Certificate Unit

Net loss per beneficial assignee certificate unit is calculated based upon the weighted average number of units outstanding during the year or period. The weighted average number of units in each series at March 31, 2015 and 2014 are as follows:

	2015	2014

Series 20	3,862,950	3,865,450
Series 21	1,888,200	1,890,075
Series 22	2,561,250	2,563,650
Series 23	3,335,477	3,336,602
Series 24	2,167,253	2,169,628
Series 25	3,025,334	3,025,609
Series 26	3,994,075	3,995,200
Series 27	2,460,450	2,460,700
Series 28	3,999,488	4,000,113
Series 29	3,990,850	3,991,675
Series 30	2,649,000	2,651,000
Series 31	4,414,257	4,417,332
Series 32	4,750,448	4,753,240
Series 33	2,635,533	2,635,533
Series 34	3,527,044	3,529,069
Series 35	3,298,013	3,300,038
Series 36	2,104,004	2,106,255
Series 37	2,512,500	2,512,500
Series 38	2,543,100	2,543,100
Series 39	2,291,901	2,292,151
Series 40	2,629,881	2,630,256
Series 41	2,891,626	2,891,626
Series 42	2,744,262	2,744,262
Series 43	3,637,987	3,637,987
Series 44	2,701,973	2,701,973
Series 45	4,014,367	4,014,367
Series 46	2,980,748	2,980,998

	83,611,971	83,640,389

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.